Goodwill	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Goodwill
14. Goodwill

	Subscription, licensing and smart music learning business	Music events and performances business	Total
	RMB’000	RMB’000	RMB’000

Cost and net carrying amount at January 1, 2020	—	—	—
Acquisition from business combinations (Note 8)	1,610	235,615	237,225

Cost and net carrying amount at December 31, 2020, January 1, 2021, and December 31, 2021	1,610	235,615	237,225

Impairment testing of goodwill
Goodwill acquired through business combinations is
allocated
to the following CGUs for impairment testing:

•	Subscription, licensing and smart music learning business; and

•	Music events and performances business
Subscription, licensing and smart
music learning
business
The recoverable amount of the CGU is determined based on a value-in-use calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management. The pre-tax discount rate applied to the cash flow projections is
19.7%
. The growth rate used to extrapolate the cash flows beyond the five-year
period is
3
%.
The following describes management’s key assumptions in its subscription, licensing and smart music learning business CGU’s
cash flow projections:
Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.
Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit.
Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business.
Based on the result of the impairment testing of goodwill, in the opinion of the directors, no impairment provision was considered necessary for the Group’s goodwill allocated to the subscription, licensing and smart music learning business CGU as at December 31, 2021.
Music events and performances business
The recoverable amount of the CGU is determined based on a
value-in-use
calculation using cash flow projections based on financial budgets covering a five-year period approved by senior management. The pre-tax
discount rate applied to the cash flow projections is 21.7%. The terminal growth rate used to extrapolate the cash flows beyond the five-year period is 3%.
The following describes management’s key assumptions in its music events and performances CGU’s
 cash flow projections:
Budgeted cash flows – the basis used to determine the budgeted cash flows is based on management’s expectation of the business development.
Discount rate – the discount rate used is before tax and reflects specific risks relating to the relevant unit.
Terminal growth rate – the growth rate is based on management’s expectation of the long-term forecast growth rate of the business.
Based on the results of the impairment testing of goodwill, in the opinion of the directors, no impairment provision was considered necessary for the Group’s goodwill allocated to the music events and performances business CGU as at December 31, 2021.